Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 29, 2020

ASCF-QTLY-0420
1.797929.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.1%
Media - 2.7%
Cogeco Communications, Inc.	139,600	$11,047
Gray Television, Inc. (a)	1,090,900	20,640
The New York Times Co. Class A (b)	322,900	12,096
		43,783
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	475,800	6,028

TOTAL COMMUNICATION SERVICES		49,811

CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	144,500	11,658
Hotels, Restaurants & Leisure - 3.2%
Churchill Downs, Inc.	203,900	25,618
Hilton Grand Vacations, Inc. (a)	344,013	9,171
Planet Fitness, Inc. (a)	244,200	16,481
		51,270
Household Durables - 3.5%
Cavco Industries, Inc. (a)	67,600	13,636
Taylor Morrison Home Corp. (a)	663,000	14,931
TopBuild Corp. (a)	138,400	13,978
TRI Pointe Homes, Inc. (a)	871,900	13,366
		55,911
Leisure Products - 1.2%
Brunswick Corp.	124,000	6,597
Clarus Corp.	473,669	5,476
YETI Holdings, Inc. (a)(b)	248,800	7,526
		19,599
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	177,200	9,014
Specialty Retail - 2.5%
Aaron's, Inc. Class A	106,900	4,204
Boot Barn Holdings, Inc. (a)	246,400	7,557
Murphy U.S.A., Inc. (a)	209,300	20,407
The Children's Place Retail Stores, Inc. (b)	140,900	8,116
		40,284
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	149,300	13,656

TOTAL CONSUMER DISCRETIONARY		201,392

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,215,030	23,401
Food Products - 1.2%
Nomad Foods Ltd. (a)	1,079,400	19,926

TOTAL CONSUMER STAPLES		43,327

ENERGY - 2.0%
Energy Equipment & Services - 0.6%
Cactus, Inc.	348,700	9,523
Oil, Gas & Consumable Fuels - 1.4%
Hess Midstream LP	852,448	16,265
Rattler Midstream LP	526,600	6,630
		22,895

TOTAL ENERGY		32,418

FINANCIALS - 16.3%
Banks - 6.6%
ConnectOne Bancorp, Inc.	962,700	20,226
First Citizens Bancshares, Inc.	55,300	25,068
First Interstate Bancsystem, Inc.	422,100	14,377
Independent Bank Corp., Massachusetts	216,000	14,586
Old National Bancorp, Indiana	594,200	9,365
ServisFirst Bancshares, Inc.	396,900	13,713
Trico Bancshares	251,700	8,512
		105,847
Capital Markets - 3.1%
Blucora, Inc. (a)	450,640	7,841
LPL Financial	283,000	22,493
Morningstar, Inc.	127,509	18,731
		49,065
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	315,200	24,245
Insurance - 2.5%
Enstar Group Ltd. (a)	57,202	10,204
Hastings Group Holdings PLC (c)	4,450,964	9,349
Primerica, Inc.	186,200	20,732
		40,285
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.	560,923	24,479
WSFS Financial Corp.	477,100	16,441
		40,920

TOTAL FINANCIALS		260,362

HEALTH CARE - 14.8%
Biotechnology - 3.4%
Acceleron Pharma, Inc. (a)	111,700	9,598
Agios Pharmaceuticals, Inc. (a)	69,300	3,290
Black Diamond Therapeutics, Inc. (a)	9,700	262
bluebird bio, Inc. (a)	48,600	3,515
FibroGen, Inc. (a)	184,500	7,712
G1 Therapeutics, Inc. (a)	57,500	1,032
Heron Therapeutics, Inc. (a)	201,900	3,765
Kezar Life Sciences, Inc. (a)	164,200	719
Kura Oncology, Inc. (a)	195,500	2,360
Mirati Therapeutics, Inc. (a)	60,900	5,450
Passage Bio, Inc. (a)	10,600	191
Principia Biopharma, Inc. (a)	97,500	6,295
Revolution Medicines, Inc.	36,537	1,143
TG Therapeutics, Inc. (a)	218,000	2,736
Viela Bio, Inc.	142,700	6,227
		54,295
Health Care Equipment & Supplies - 2.6%
Integra LifeSciences Holdings Corp. (a)	308,100	16,052
Masimo Corp. (a)	79,700	13,017
Tandem Diabetes Care, Inc. (a)	139,800	10,437
TransMedics Group, Inc.	129,200	2,028
		41,534
Health Care Providers & Services - 3.3%
Andlauer Healthcare Group, Inc. (a)	74,900	1,316
Chemed Corp.	67,700	28,273
Encompass Health Corp.	182,600	13,666
LHC Group, Inc. (a)	78,877	9,580
		52,835
Health Care Technology - 1.1%
HMS Holdings Corp. (a)	341,200	7,837
Phreesia, Inc.	288,800	8,964
		16,801
Life Sciences Tools & Services - 3.6%
10X Genomics, Inc. (a)	9,500	757
Charles River Laboratories International, Inc. (a)	145,000	22,558
ICON PLC (a)	162,800	25,407
PRA Health Sciences, Inc. (a)	90,500	8,525
		57,247
Pharmaceuticals - 0.8%
Horizon Pharma PLC (a)	247,800	8,480
Nektar Therapeutics (a)	116,500	2,424
Zogenix, Inc. (a)	100,100	2,511
		13,415

TOTAL HEALTH CARE		236,127

INDUSTRIALS - 18.0%
Aerospace & Defense - 0.4%
Vectrus, Inc. (a)	114,200	5,949
Building Products - 1.7%
Armstrong World Industries, Inc.	129,600	12,979
Patrick Industries, Inc.	256,264	13,538
		26,517
Commercial Services & Supplies - 1.1%
Tetra Tech, Inc.	220,600	17,840
Construction & Engineering - 1.5%
EMCOR Group, Inc.	162,200	12,476
MasTec, Inc. (a)(b)	224,400	11,014
		23,490
Electrical Equipment - 2.9%
Atkore International Group, Inc. (a)	453,300	16,731
Generac Holdings, Inc. (a)	288,900	29,754
		46,485
Machinery - 6.8%
Douglas Dynamics, Inc.	251,907	10,966
ESCO Technologies, Inc.	137,900	12,538
ITT, Inc.	320,400	19,272
Luxfer Holdings PLC sponsored	1,177,300	18,260
Oshkosh Corp.	297,900	21,493
Rexnord Corp.	483,300	14,093
SPX Flow, Inc. (a)	322,400	11,858
		108,480
Professional Services - 3.0%
ASGN, Inc. (a)	277,800	14,087
FTI Consulting, Inc. (a)	162,800	18,330
ICF International, Inc.	215,079	16,342
		48,759
Trading Companies & Distributors - 0.6%
GMS, Inc. (a)	418,100	9,554

TOTAL INDUSTRIALS		287,074

INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment & Components - 5.0%
CDW Corp.	143,300	16,368
ePlus, Inc. (a)	193,189	14,636
Insight Enterprises, Inc. (a)	215,972	11,898
Napco Security Technolgies, Inc. (a)	397,608	8,087
SYNNEX Corp.	237,341	29,675
		80,664
IT Services - 5.8%
Booz Allen Hamilton Holding Corp. Class A	282,900	20,171
Euronet Worldwide, Inc. (a)	97,200	12,057
Genpact Ltd.	434,300	16,703
Hackett Group, Inc.	331,940	5,112
KBR, Inc.	522,000	13,551
Repay Holdings Corp. (a)(b)	790,460	13,857
Verra Mobility Corp. (a)	796,700	12,066
		93,517
Semiconductors & Semiconductor Equipment - 2.3%
Entegris, Inc.	275,800	14,706
Onto Innovation, Inc. (a)	382,700	11,699
Synaptics, Inc. (a)	155,700	10,284
		36,689
Software - 5.4%
CyberArk Software Ltd. (a)	94,400	9,884
Everbridge, Inc. (a)	97,100	10,260
j2 Global, Inc.	246,700	21,544
Pegasystems, Inc.	105,600	9,557
Proofpoint, Inc. (a)	121,200	12,926
PROS Holdings, Inc. (a)	180,000	8,242
RealPage, Inc. (a)	105,009	6,731
Zensar Technologies Ltd.	3,457,211	6,513
		85,657

TOTAL INFORMATION TECHNOLOGY		296,527

MATERIALS - 3.9%
Chemicals - 1.8%
Ashland Global Holdings, Inc.	138,800	9,930
Element Solutions, Inc. (a)	1,822,100	18,932
		28,862
Construction Materials - 0.8%
Eagle Materials, Inc.	162,800	12,850
Containers & Packaging - 1.3%
Aptargroup, Inc.	203,700	20,588

TOTAL MATERIALS		62,300

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Americold Realty Trust	557,100	17,086
CoreSite Realty Corp.	85,000	8,817
EPR Properties	252,100	14,934
Essential Properties Realty Trust, Inc.	372,501	8,534
		49,371
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	166,000	9,319
Cushman & Wakefield PLC (a)	1,222,400	22,235
		31,554

TOTAL REAL ESTATE		80,925

UTILITIES - 1.7%
Gas Utilities - 0.9%
Star Gas Partners LP	1,602,900	14,394
Multi-Utilities - 0.8%
Telecom Plus PLC	767,526	13,238

TOTAL UTILITIES		27,632

TOTAL COMMON STOCKS
(Cost $1,411,854)		1,577,895

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.60% (d)	5,967,441	5,969
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	55,879,080	55,885
TOTAL MONEY MARKET FUNDS
(Cost $61,854)		61,854

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b)
(Cost $18,030)	111,300	16,287
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,491,738)		1,656,036
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(57,931)
NET ASSETS - 100%		$1,598,105

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,349,000 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Fidelity Securities Lending Cash Central Fund	17
Total	$56

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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